LOSS PER ORDINARY SHARE - Computation of basic and diluted loss per share (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 07, 2016 USD ($)	Nov. 07, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Computation of basic and diluted loss per share
Net loss			¥ 276,412	¥ 98,584	¥ 129,999
Extinguishment of redeemable preferred shares upon repurchase and exchange					106,515
Change in redemption value of redeemable preferred shares			(205,670)	110,926	69,116
(Cumulative) Dividend on preferred shares			332,660	7,127	3,509
Net loss attributable to ordinary shareholders			¥ 403,402	¥ 216,637	¥ 309,139
Weighted average number of ordinary shares outstanding-basic and diluted | shares			299,093,937	217,987,922	162,070,745
Loss per ordinary share - basic and diluted | ¥ / shares			¥ (1.35)	¥ (0.99)	¥ (1.91)
Conversion of preferred shares to ordinary shares			¥ 97,274
Dividends on redeemable preferred shares			302,944
Preference dividends	$ 50,812	¥ 343,296	¥ 343,296